UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22021
                                                     ---------

                   The Gabelli Healthcare & Wellness(Rx) Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Agnes Mullady
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]
                                                              THE GABELLI
                                                              HEALTHCARE &
                                                              WELLNESS(RX) TRUST

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Healthcare & Wellness(Rx) Trust's (the "Fund") net asset value ("NAV") total return declined 5.5% for the first quarter of 2008, compared with declines of 9.4%, 11.5%, and 2.2% for the Standard & Poor's ("S&P") 500 Index, the S&P 500 Health Care Index, and the S&P 500 Consumer Staples Index, respectively. The price of the Fund's publicly traded shares declined 6.1% during the first quarter. On March 31, 2008, the Fund's NAV per share was $7.59, while the price of the publicly traded shares closed at $6.66 on the New York Stock Exchange.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                       RETURNS THROUGH MARCH 31, 2008 (a)
                       ----------------------------------
                                                                         Since
                                                                       Inception
                                                            Quarter   (06/28/07)
                                                           --------   ----------
GABELLI HEALTHCARE & WELLNESS(RX) TRUST
   NAV TOTAL RETURN (b) ................................    (5.48)%    (4.53)%
   INVESTMENT TOTAL RETURN (c) .........................    (6.06)    (16.16)
S&P 500 Index ..........................................    (9.44)    (10.82)(d)
S&P 500 Health Care Index ..............................   (11.52)    (10.99)
S&P 500 Consumer Staples Index .........................    (2.21)      6.36

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500, S&P 500 HEALTH CARE, AND S&P 500 CONSUMER STAPLES INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $8.00.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $8.00.

(d) FROM JUNE 30, 2007, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 76.6%
               AGRICULTURE -- 0.6%
      10,000   UAP Holding Corp. ...............................................................................   $       383,400
                                                                                                                   ---------------
               BEVERAGES -- 5.8%
      20,000   Cadbury Schweppes plc, ADR ......................................................................           884,400
      10,000   Hansen Natural Corp.+ ...........................................................................           353,000
      60,000   ITO EN Ltd. .....................................................................................         1,061,798
       7,500   ITO EN Ltd., Preference .........................................................................            84,721
      10,000   PepsiCo Inc. ....................................................................................           722,000
       3,000   Sapporo Holdings Ltd. ...........................................................................            24,528
      10,000   The Coca-Cola Co. ...............................................................................           608,700
                                                                                                                   ---------------
                                                                                                                         3,739,147
                                                                                                                   ---------------
               BIOTECHNOLOGY -- 4.8%
      25,000   3SBio Inc., ADR+ ................................................................................           218,500
         200   Alnylam Pharmaceuticals Inc.+ ...................................................................             4,880
         200   Arena Pharmaceuticals Inc.+ .....................................................................             1,368
      40,000   Array Biopharma Inc.+ ...........................................................................           280,400
       8,000   Cephalon Inc.+ ..................................................................................           515,200
      11,500   Crucell NV, ADR+ ................................................................................           177,215
      60,000   CytRx Corp.+ ....................................................................................            69,000
     450,000   Encysive Pharmaceuticals Inc.+ ..................................................................         1,057,500
       6,000   Gilead Sciences Inc.+ ...........................................................................           309,180
      20,000   Monogram Biosciences Inc.+ ......................................................................            21,200
       6,000   Myriad Genetics Inc.+ ...........................................................................           241,740
       5,000   Omrix Biopharmaceuticals Inc.+ ..................................................................            70,000
       2,993   RXi Pharmaceuticals Corp.+ ......................................................................            28,434
      20,000   Vanda Pharmaceuticals Inc.+ .....................................................................            77,400
                                                                                                                   ---------------
                                                                                                                         3,072,017
                                                                                                                   ---------------
               CHEMICALS -- 0.8%
      12,000   International Flavors & Fragrances Inc. .........................................................           528,600
                                                                                                                   ---------------
               FOOD -- 25.8%
      40,000   Campbell Soup Co. ...............................................................................         1,358,000
      52,000   Dean Foods Co.+ .................................................................................         1,044,680
     100,000   Del Monte Foods Co. .............................................................................           953,000
      22,000   Flowers Foods Inc. ..............................................................................           544,500
      20,000   General Mills Inc. ..............................................................................         1,197,600
      22,000   Groupe Danone ...................................................................................         1,967,256
       2,000   Groupe Danone, ADR ..............................................................................            35,900
      12,000   H.J. Heinz Co. ..................................................................................           563,640
      27,000   Hain Celestial Group Inc.+ ......................................................................           796,500
      15,000   Kellogg Co. .....................................................................................           788,400
      16,000   Kerry Group plc, Cl. A ..........................................................................           499,138
      40,000   Kikkoman Corp. ..................................................................................           491,573
      50,000   Lifeway Foods Inc.+ .............................................................................           534,000
     100,000   Meiji Seika Kaisha Ltd. .........................................................................           508,628
      15,000   Morinaga Milk Industry Co. Ltd. .................................................................            45,897

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
       3,900   Nestle SA .......................................................................................   $     1,948,822
         200   Nestle SA, ADR ..................................................................................            25,087
       5,000   Parmalat SpA ....................................................................................            19,221
      15,000   Rock Field Co. Ltd. .............................................................................           237,159
      43,500   Smart Balance Inc.+ .............................................................................           343,650
      15,000   The J.M. Smucker Co. ............................................................................           759,150
       7,300   Wimm-Bill-Dann Foods OJSC, ADR ..................................................................           748,104
      40,000   YAKULT HONSHA Co. Ltd. ..........................................................................         1,239,968
                                                                                                                   ---------------
                                                                                                                        16,649,873
                                                                                                                   ---------------
               FOOD AND STAPLES RETAILING -- 9.7%
       6,000   Costco Wholesale Corp. ..........................................................................           389,820
      34,000   CVS Caremark Corp. ..............................................................................         1,377,340
      12,000   SUPERVALU Inc. ..................................................................................           359,760
      37,777   The Great Atlantic & Pacific Tea Co. Inc.+ ......................................................           990,513
         500   Village Super Market Inc., Cl. A ................................................................            25,750
      10,000   Wal-Mart Stores Inc. ............................................................................           526,800
      22,000   Walgreen Co. ....................................................................................           837,980
      52,000   Whole Foods Market Inc. .........................................................................         1,714,440
                                                                                                                   ---------------
                                                                                                                         6,222,403
                                                                                                                   ---------------
               HEALTH CARE EQUIPMENT AND SUPPLIES -- 14.1%
       5,000   ABIOMED Inc.+ ...................................................................................            65,700
      11,000   Advanced Medical Optics Inc.+ ...................................................................           223,300
       5,000   Align Technology Inc.+ ..........................................................................            55,550
     175,000   AMDL Inc.+ (a) ..................................................................................           588,525
      40,000   AngioDynamics Inc.+ .............................................................................           462,400
      16,000   Boston Scientific Corp.+ ........................................................................           205,920
      10,000   Covidien Ltd. ...................................................................................           442,500
      32,000   Cutera Inc.+ ....................................................................................           431,040
      68,000   E-Z-EM-Inc.+ ....................................................................................         1,425,960
      21,200   ev3 Inc.+ .......................................................................................           172,568
      27,000   Greatbatch Inc.+ ................................................................................           497,070
       8,500   Inverness Medical Innovations Inc.+ .............................................................           255,850
      12,200   Kinetic Concepts Inc.+ ..........................................................................           564,006
      15,000   Medical Action Industries Inc.+ .................................................................           246,450
       9,000   Medtronic Inc. ..................................................................................           435,330
       4,200   Mentor Corp. ....................................................................................           108,024
      30,000   Micrus Endovascular Corp.+ ......................................................................           370,800
       3,000   Orthofix International NV+ ......................................................................           119,310
     200,000   Specialized Health Products International Inc.+ .................................................           190,000
      14,000   St. Jude Medical Inc.+ ..........................................................................           604,660
      30,000   Thoratec Corp.+ .................................................................................           428,700
      85,000   Vascular Solutions Inc.+ ........................................................................           521,050
       9,000   Zimmer Holdings Inc.+ ...........................................................................           700,740
                                                                                                                   ---------------
                                                                                                                         9,115,453
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS AND SERVICES -- 8.5%
      14,000   Aetna Inc. ......................................................................................   $       589,260
      11,000   Amedisys Inc.+ ..................................................................................           432,740
      30,000   American Dental Partners Inc.+ ..................................................................           290,100
       7,000   AmerisourceBergen Corp. .........................................................................           286,860
       8,000   Cardinal Health Inc. ............................................................................           420,080
       3,500   Healthways Inc.+ ................................................................................           123,690
      45,000   HLTH Corp.+ .....................................................................................           429,300
     150,000   I-Trax Inc.+ ....................................................................................           802,500
      12,000   IMS Health Inc. .................................................................................           252,120
       6,000   MedAssets Inc.+ .................................................................................            88,920
      30,000   NightHawk Radiology Holdings Inc.+ ..............................................................           280,800
      20,000   Omnicare Inc. ...................................................................................           363,200
       1,000   Owens & Minor Inc. ..............................................................................            39,340
      15,000   PSS World Medical Inc.+ .........................................................................           249,900
      24,200   UnitedHealth Group Inc. .........................................................................           831,512
                                                                                                                   ---------------
                                                                                                                         5,480,322
                                                                                                                   ---------------
               PHARMACEUTICALS -- 6.5%
      11,000   Abbott Laboratories .............................................................................           606,650
       7,500   Alpharma Inc., Cl. A+ ...........................................................................           196,575
      14,000   Barr Pharmaceuticals Inc.+ ......................................................................           676,340
      16,800   Inspire Pharmaceuticals Inc.+ ...................................................................            64,680
      21,000   Johnson & Johnson ...............................................................................         1,362,270
      20,000   K-V Pharmaceutical Co., Cl. A+ ..................................................................           499,200
      18,000   Matrixx Initiatives Inc.+ .......................................................................           263,520
      13,000   Merck & Co. Inc. ................................................................................           493,350
       2,200   Pain Therapeutics Inc.+ .........................................................................            18,590
                                                                                                                   ---------------
                                                                                                                         4,181,175
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................        49,372,390
                                                                                                                   ---------------
               WARRANTS -- 0.2%
               HEALTH CARE EQUIPMENT AND SUPPLIES -- 0.2%
      80,907   AMDL Inc., expire 03/05/11+ (a) .................................................................           105,989
                                                                                                                   ---------------

  PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                                                               VALUE
------------                                                                                                       ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 23.2%
$ 15,027,000   U.S. Treasury Bills, 1.213% to 3.065%++, 04/03/08 to 09/04/08 ...................................   $    14,986,914
                                                                                                                   ---------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $68,535,715) ..........................................................................................   $    64,465,293
                                                                                                                   ===============
               Aggregate book cost .............................................................................   $    68,535,715
                                                                                                                   ===============
               Gross unrealized appreciation ...................................................................   $     2,150,561
               Gross unrealized depreciation ...................................................................        (6,220,983)
                                                                                                                   ---------------
               Net unrealized appreciation/depreciation ......................................................     $    (4,070,422)
                                                                                                                   ===============

----------
(a)   Security fair valued under procedures established by the Board of
      Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $694,514 or 1.08% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                                           % OF
                                                          MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                VALUE       VALUE
--------------------------                                ------   -------------
North America .........................................    83.3%   $  53,685,567
Europe ................................................     9.8        6,305,144
Japan .................................................     5.7        3,694,272
Latin America .........................................     1.2          780,310
                                                          -----    -------------
Total Investments .....................................   100.0%   $  64,465,293
                                                          =====    =============

               See accompanying notes to schedule of investments.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")
On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:
                                                          INVESTMENTS IN
                                                            SECURITIES
      VALUATION INPUTS                                    (MARKET VALUE)
      ----------------                                    --------------
      Level 1 - Quoted Prices                              $48,783,865
      Level 2 - Other Significant Observable Inputs         15,681,428
                                                           -----------
      Total                                                $64,465,293
                                                           ===========

--------------------------------------------------------------------------------

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                              AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Healthcare & Wellness(Rx) Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o     INFORMATION   ABOUT  YOUR   TRANSACTIONS   WITH  US.  This  would  include
      information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                      [This Page Intentionally Left Blank.]

                              TRUSTEES AND OFFICERS
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                        OFFICERS

Mario J. Gabelli, CFA                           Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,             SECRETARY
   GAMCO INVESTORS, INC.
                                                Carter W. Austin
Dr. Thomas E. Bratter                              VICE PRESIDENT
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY
                                                Peter D. Goldstein
Anthony J. Colavita                                CHIEF COMPLIANCE OFFICER
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                    Agnes Mullady
                                                   PRESIDENT AND TREASURER

James P. Conn                                   David I. Schachter
   FORMER MANAGING DIRECTOR &                      VICE PRESIDENT
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.   Adam E. Tokar
                                                   ASSISTANT VICE PRESIDENT & OMBUDSMAN

Vincent D. Enright                              INVESTMENT ADVISER
   FORMER SENIOR VICE PRESIDENT &               Gabelli Funds, LLC
   CHIEF FINANCIAL OFFICER,                     One Corporate Center
   KEYSPAN CORP.                                Rye, New York 10580-1422

Robert C. Kolodny, MD                           CUSTODIAN
   PHYSICIAN, AUTHOR, AND LECTURER,             Mellon Trust of New England, N.A.
   GENERAL PARTNER OF KBS PARTNERSHIP
                                                COUNSEL
                                                Willkie Farr & Gallagher LLP

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.         TRANSFER AGENT AND REGISTRAR
                                                Computershare Trust Company, N.A.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                  STOCK EXCHANGE LISTING
                                                                                 Common
                                                                                 ------
                                                NYSE-Symbol:                       GRX
                                                Shares Outstanding:             8,474,459

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI HEALTHCARE &
WELLNESS(RX) TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                       FIRST QUARTER REPORT
                                                       MARCH 31, 2008

                                                                     GRX Q1/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Healthcare & Wellness(Rx) Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Executive Officer and Principal Financial Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Executive Officer and Principal Financial Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.